Leases	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Leases [Text Block]

8)       Leases

	Year ended
	December 31,	December 31,
	2021	2020
Recognized in the consolidated statements of income (loss) and comprehensive income (loss):
Interest on lease liabilities (note 22)	$59	$-
Variable lease payments not included in the measurement of lease liabilities	$7,387	$-
Expenses relating to short-term leases	$4,626	$12,707

Recognized in the consolidated statements of cash flows:
Total cash outflow for leases	$12,151	$10,916

During the year ended December 31, 2021, the Company entered into an agreement with a new mining contractor. This contract, which began on May 1, 2021 and runs until April 30, 2025, was assessed to contain a lease in accordance with IFRS 16, Leases. The contractual payments are variable in that they are directly linked to operational volumes and distances. Accordingly, these payments were excluded from the measurement of the lease liability and the right-of-use asset, with no resulting lease liability or right-of-use asset. The variable lease payments are recognized in operating costs (note 22) in the consolidated statements of income (loss) and comprehensive income (loss).

At December 31, 2021 and December 31, 2020, the Company had one right-of-use asset and liability (December 31, 2020 - no right-of-use assets or liabilities).

Right-of-use assets

Mine properties, plant and equipment (note 7) includes a leased building recognized as a right-of-use asset.

	Buildings	Total
Cost
Balance at December 31, 2020	$-	$-
Additions	2,723	2,723
Balance at December 31, 2021	$2,723	$2,723
Accumulated Depreciation
Balance at December 31, 2020	$-	$-
Depreciation	383	383
Balance at December 31, 2021	$383	$383
Net Book Value
At December 31, 2020	$-	$-
At December 31, 2021	$2,340	$2,340

Lease liabilities
December 31,
2021
Maturity analysis - contractual undiscounted cash flows:
Less than one year	$563
One to five years	2,165
Total undiscounted lease liabilities	$2,728
Lease liabilities included in the consolidated statements of financial position:
Current	$563
Non-current	$1,987